Earnings per Share - Summary of Basic Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	₩ 408,410	₩ 1,250,155	₩ 1,093,611
Interest on hybrid bonds (note 24)	₩ (19,800)	₩ (19,800)	(17,283)
Profit from continuing operation attributable to owners of the Parent Company on common shares			₩ 1,076,328
Weighted average number of common shares outstanding			217,264,615
Discontinued operation	₩ 1,825	₩ 5,780	₩ 4,954
Parent Company [Member]
Basic earnings per share attributable to owners of the Parent Company:
Profit from continuing operation attributable to owners of the Parent Company	₩ 408,410	₩ 1,250,155
Interest on hybrid bonds (note 24)	(19,800)	(19,800)
Profit from continuing operation attributable to owners of the Parent Company on common shares	₩ 388,610	₩ 1,230,355	₩ 1,076,328
Weighted average number of common shares outstanding	212,953,061	212,848,138